Segment analysis (Tables)	12 Months Ended
Dec. 31, 2018
Segment analysis
Schedule of reconciliation of (loss)/profit to Adjusted EBITDA

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit for the year	(263)	41	(172)
Income tax charge/(credit) (Note 6)	44	(40)	66
Net finance expense (Note 5)	654	671	681
Depreciation and amortization (Notes 8, 9)	714	687	561
Exceptional operating items (Note 4)	329	149	145
Adjusted EBITDA	1,478	1,508	1,281

Schedule of segment results

The segment results for the year ended December 31, 2018 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	3,592	2,187	1,623	1,695	9,097
Adjusted EBITDA	565	298	358	257	1,478
Capital expenditure	202	88	151	134	575
Segment assets	4,236	1,965	1,951	2,197	10,349

The segment results for the year ended December 31, 2017 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	3,339	1,931	1,549	1,777	8,596
Adjusted EBITDA	554	265	340	349	1,508
Capital expenditure	176	80	110	126	492
Segment assets	4,485	1,858	2,226	2,622	11,191

The segment results for the year ended December 31, 2016 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	2,470	1,168	1,541	1,835	7,014
Adjusted EBITDA	404	154	328	395	1,281
Capital expenditure	80	39	99	133	351
Segment assets	4,159	1,934	2,003	2,755	10,851

Schedule of total revenue and non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries

	Year ended December 31,
	2018	2017	2016
Revenue	$'m	$'m	$'m
U.S.	3,358	3,261	2,695
United Kingdom	969	879	801
Germany	890	801	726

	At December 31,
	2018	2017
Non-current assets	$'m	$'m
U.S.	2,190	2,218
Germany	847	1,025
United Kingdom	659	676